Deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income
Schedule of deferred income

	As of December 31,
in 000€	2023	2022	2021
Deferred maintenance and license revenue	44,905	42,780	34,287
Deferred (project) fees	5,485	7,285	3,537
Deferred government grants	1,102	933	435
Total	51,492	50,998	38,259
current	40,791	41,721	33,307
non-current	10,701	9,277	4,952